Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 8,178	$ 17,678
Marketable securities		45	223
Accounts and notes receivable (less allowance: 2023 - $301; 2022 - $457)		19,921	20,456
Inventories:
Crude oil and products		6,059	5,866
Chemicals		406	515
Materials, supplies and other		2,147	1,866
Total inventories		8,612	8,247
Prepaid expenses and other current assets		4,372	3,739
Total Current Assets		41,128	50,343
Long-term receivables, net (less allowances: 2023 - $340; 2022 - $552)		942	1,069
Investments and advances		46,812	45,238
Properties, plant and equipment, at cost		346,081	327,785
Less: Accumulated depreciation, depletion and amortization		192,462	184,194
Properties, plant and equipment, net		153,619	143,591
Deferred charges and other assets		13,734	12,310
Goodwill		4,722	4,722
Assets held for sale		675	436
Total Assets		261,632	257,709
Liabilities and Equity
Short-term debt		529	1,964
Accounts payable		20,423	18,955
Accrued liabilities		7,655	7,486
Federal and other taxes on income		1,863	4,381
Other taxes payable		1,788	1,422
Total Current Liabilities		32,258	34,208
Long-term debt	[1]	20,307	21,375
Deferred credits and other noncurrent obligations		24,226	20,396
Noncurrent deferred income taxes		18,830	17,131
Noncurrent employee benefit plans		4,082	4,357
Total Liabilities	[2]	99,703	97,467
Preferred stock (authorized 100,000,000 shares; $1.00 par value; none issued)		0	0
Common stock (authorized 6,000,000,000 shares; $0.75 par value; 2,442,676,580 shares issued at December 31, 2023 and 2022)		1,832	1,832
Capital in excess of par value		21,365	18,660
Retained earnings		200,025	190,024
Accumulated other comprehensive losses		(2,960)	(2,798)
Deferred compensation and benefit plan trust		(240)	(240)
Treasury stock, at cost (2023 - 577,028,776 shares; 2022 - 527,460,237 shares)		(59,065)	(48,196)
Total Chevron Corporation Stockholders' Equity		160,957	159,282
Noncontrolling interests (includes redeemable noncontrolling interest of $166 and $142 at December 31, 2023 and 2022)		972	960
Total Equity		161,929	160,242
Total Liabilities and Equity		$ 261,632	$ 257,709

[1]	Includes finance lease liabilities of $574 and $403 at December 31, 2023 and 2022, respectively.
[2]	Refer to Note 24 Other Contingencies and Commitments.